Leases Obligations	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases Obligations [Abstract]
Leases Obligations

14.	Leases Obligations

a.	Lease contracts

The Company leased space for its corporate offices and the lease of utility vehicles and operating vehicles, under a lease agreement. The average lease term is from 2 to 4 years in 2020 and there are options to buy the equipment for a nominal amount at the end of the terms of the lease.

The obligations of the Company stem from financial leases that are guaranteed by the title of the lessors to the leased assets.

b.	Future minimum lease payment

The amount of future minimum lease payments as of December 31, 2020 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	12,243	Ps.	(1,526)	Ps.	10,717

Less than two years	Ps.	14,410	Ps.	(612)	Ps.	13,798
Less than three years		1,717		(39)		1,678
Liabilities for assets in lease long term		16,127		(651)		15,476
Total liabilities for leased assets	Ps.	28,370	Ps.	(2,177)	Ps.	26,193

As of December 31, 2018, 2019 and  2020 the Company recognized Ps. 13,118, Ps. 16,261 and Ps. 12,977 respectively for the amortization of assets for the rights of use.

The interest rates that underlie all obligations under lease agreements are fixed by an average discount interest of 8.23% as of January 1°, 2018, and 8.38%, 7.99% and 7.95% during the year 2018, 2019 and 2020. As of December 31, 2018, 2019 and 2020 Ps. 3,733, Ps. 3,703 and Ps. 2,582, respectively was recognized as interest on the liability for lease in the consolidated statement of income and other comprehensive income.